Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 1,917,527		¥ 2,421,609
Equity investments accounted for using the equity method	1,834,070		1,862,739
Investments accounted for at fair value	159,995		82,284
Total	¥ 3,911,592	$ 535,886	¥ 4,366,632